Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Net loss for the year before income taxes	$ 3,541,011	$ 3,458,976	$ 3,674,789
Combined Canadian federal and provincial tax rate	25.00%	25.10%	25.00%
Expected income tax recovery at statutory rates	$ 885,253	$ 868,203	$ 918,697
Share based compensation	(19,711)	(37,620)	(45,777)
Non-deductible financing transaction costs	(20,074)	(89,678)	(90,372)
Other non-deductible expenses	(736)	(2,864)	(6,708)
CEE incurred applied to flow-through shares	(179,086)	(476,559)	(563,796)
Amortization of flow-through share premium	154,676	218,232	317,468
Non-taxable (non-deductible) change in fair value warrants of financial instruments	(62,434)	6,706	50,456
Losses and other deductions for which no benefit has been recognized	(603,212)	(268,188)	(262,500)
Deferred income tax recoveries	$ 154,676	$ 218,232	$ 317,468